                              [First Choice Logo]

                           U.S. TREASURY RESERVE FUND
                                CASH RESERVE FUND

                          ANNUAL REPORT TO SHAREHOLDERS
                               September 30, 1997

                               Distributed through
                          First Data Distributors, Inc.
                               4400 Computer Drive
                        Westborough, Massachusetts 01581
                                  888-FIRST-16

[First Choice Logo]                                     First Choice Funds Trust
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                           Letter to Our Shareholders
                                     PAGE 1

                       Schedules of Portfolio Investments
                          U.S. Treasury Reserve Fund :
                                     PAGE 2
                               Cash Reserve Fund :
                                     PAGE 3

                      Statements of Assets and Liabilities
                                     PAGE 5

                            Statements of Operations
                                     PAGE 6

                       Statements of Changes in Net Assets
                                     PAGE 7

                              Financial Highlights
                                     PAGE 8

                          Notes to Financial Statements
                                     PAGE 9

                        Report of Independent Accountants
                                     PAGE 11

                             Shareholder Information
                                   BACK COVER

First Choice Funds Trust                                     [First Choice Logo]
--------------------------------------------------------------------------------

October 17, 1997

Dear First Choice Funds Shareholder:

We take pride in presenting to you the First Choice Funds 1997 Annual Report, marking successful completion of our inaugural year of mutual fund operations. We are pleased with the Funds' progress during this past year. Since our first report to you on March 31, 1997, assets under management in the U.S. Treasury Reserve and Cash Reserve Funds (the "Funds") have increased more than $37 million to total over $133 million at September 31, 1997, a 28% increase over the course of the six month period.

An increase in net assets is gratifying and contributes to the strength of the Funds' operations. Perhaps more significant to us is that your consistent investment in the Funds demonstrates that you share our vision for the important role the First Choice Funds play in your investment strategy. We created the Funds because we believe that quality mutual funds, conservatively managed and focused on selected market sectors fulfill a vital need for individual shareholders, corporations, charities, foundations, community banks and others. Providing shareholders access to the short-term investments owned by the Funds offers an opportunity to invest in securities that are characterized by stable values and high creditworthiness. Shareholders also benefit by having their investments selected and managed by the experienced professionals of First American Capital Management, Inc., the investment advisory affiliate of The First American Financial Corporation.

Predicting the behavior of investment markets is a difficult, if not impossible, undertaking, as the turbulent course of world financial markets has reconfirmed in recent weeks. However, investors must be attentive to "straws in the wind" as they assess their current investment positions and plan their future strategies. In recent weeks, observers of the stock market have questioned whether the market's remarkable rise and the economy's overall performance can be sustained. Other analysts have noted recent price increases as the potential harbinger of renewed inflation. Any combination of factors could exert upward pressure on short-term interest rates, which would bode positively for many money market investments, including those which comprise the core of the First Choice Funds. Without making a prediction as to the direction of the economy, and notwithstanding these current suggestions of uncertainty, investors can expect that money market investments will continue to offer a unique combination of safety, liquidity and income -- important components of any investment strategy.

We appreciate your continued participation in our mutual fund family and look forward to serving your needs in the future.

William C. Conrad
President & CEO
First American Capital Management, Inc.

An investment in the Funds is neither insured nor guaranteed by the U.S. Government. Yields may fluctuate and there can be no assurance that the Funds will be able to maintain a stable NAV of $1.00 per share.

This material must be accompanied or preceded by a prospectus.

[First Choice Logo]                                     First Choice Funds Trust
--------------------------------------------------------------------------------

U.S. TREASURY RESERVE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 1997

 Principal                                                             Value
   Amount                                                             (Note 2)
 ---------                                                            --------
U.S. GOVERNMENT AND
AGENCY OBLIGATIONS - 98.7%

             U.S Treasury Bills (A) - 11.2%
$2,840,000   4.82%, 11/06/1997 ...................................   $ 2,826,311
 5,630,000   5.07%, 11/13/1997 ...................................     5,595,855
                                                                     -----------
                                                                       8,422,166
                                                                      __________
             U.S. Treasury Notes - 87.5%
 3,235,000   8.75%, 10/15/1997 ...................................     3,239,264
 6,165,000   5.63%, 10/31/1997 ...................................     6,166,225
 3,760,000   5.75%, 10/31/1997 ...................................     3,761,667
11,130,000   7.38%, 11/15/1997 ...................................    11,154,624
 5,170,000   8.88%, 11/15/1997 ...................................     5,191,037
 7,395,000   5.38%, 11/30/1997 ...................................     7,394,164
 4,870,000   6.00%, 11/30/1997 ...................................     4,874,584
 2,330,000   5.00%, 01/31/1998 ...................................     2,325,314
 9,490,000   7.25%, 02/15/1998 ...................................     9,545,331
 9,300,000   5.13%, 02/28/1998 ...................................     9,287,819
 3,200,000   6.13%, 03/31/1998 ...................................     3,211,685
                                                                     -----------
                                                                      66,151,714
                                                                     -----------
TOTAL INVESTMENTS - 98.7% ........................................    74,573,880
(Cost $74,573,880)*                                                  -----------
NET OTHER ASSETS AND LIABILITIES - 1.3% ..........................     1,001,724
                                                                     -----------
TOTAL NET ASSETS - 100.0% ........................................   $75,575,604
                                                                     ===========

*    Aggregate cost for Federal tax purposes.
(A) The rates shown represent annualized yield to maturity at time of purchase.

Please see the accompanying notes to financial statements.
--------------------------------------------------------------------------------

First Choice Funds Trust                                     [First Choice Logo]
--------------------------------------------------------------------------------

CASH RESERVE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 1997

Principal                                                               Value
  Amount                                                               (Note 2)
---------                                                              --------
COMMERCIAL PAPER (A) - 52.3%

             FINANCE - 33.4%
$1,600,000   American Express Credit Corp. 5.50%, 11/14/1997 ......   $1,589,244
 1,045,000   American Express Credit Corp. 5.49%, 01/08/1998 ......    1,029,223
 1,700,000   American General Finance Corp. 5.52%, 11/14/1997 .....    1,688,531
 1,100,000   American General Finance Corp. 5.55%, 02/05/1998 .....    1,078,463
 1,500,000   Associates Corp. of North America 5.50%, 11/14/1997 ..    1,489,917
 1,260,000   Associates Corp. of North America 5.50%, 12/01/1997 ..    1,248,258
 1,305,000   Ford Motor Credit Co. 5.51%, 10/17/1997 ..............    1,301,804
 1,500,000   Ford Motor Credit Co. 5.50%, 12/05/1997 ..............    1,485,104
 2,750,000   General Electric Capital Corp. 5.56%, 10/10/1997 .....    2,746,178
 3,290,000   International Business Machine Credit Corp. ..........
             5.50%, 11/20/1997 ....................................    3,264,866
 2,500,000   International Lease Finance Corp. 5.52%, 02/02/1998 ..    2,452,467
                                                                      ----------
                                                                      19,374,055
                                                                      ----------

             SECURITY BROKERS AND DEALERS - 14.6%
 2,650,000   Bear Stearns Cos., Inc. 5.51%, 10/06/1997 ............    2,647,963
 3,320,000   Merrill Lynch & Co., Inc. 5.56%, 01/28/1998 ..........    3,258,982
 2,600,000   Smith Barney Holdings, Inc. 5.52%, 10/20/1997 ........    2,592,422
                                                                      ----------
                                                                       8,499,367
                                                                      ----------

             CONSUMER GOODS - 4.3%
$2,500,000   PepsiCo, Inc. 5.55%, 10/03/1997 ......................   $2,499,229
                                                                      ----------

             TOTAL COMMERCIAL PAPER ...............................   30,372,651
             (Cost $30,372,651)                                       ----------

BANKERS ACCEPTANCES (A) - 37.1%

 1,578,330   BankBoston 5.72%, 10/21/1997 .........................    1,573,305
 1,250,000   BankBoston 5.70%, 10/24/1997 .........................    1,245,448
 1,000,000   Bank of America 5.55%, 10/24/1997 ....................      996,454
 1,500,000   Bank of America 5.52%, 11/18/1997 ....................    1,488,960
 3,000,000   Bank of New York 5.55%, 10/24/1997 ...................    2,989,363
 2,000,000   Bankers Trust Co. 5.48%, 10/08/1997 ..................    1,997,869
 1,182,642   Bankers Trust Co. 5.56%, 11/26/1997 ..................    1,172,414
 2,828,375   Chase Manhattan Bank 5.48%, 10/08/1997 ...............    2,825,361
 2,835,070   Corestates Bank of North America
             5.50%, 03/18/1998 ....................................    2,762,303
 1,000,000   First National Bank of Chicago
             5.50%, 10/21/1997 ....................................      996,944
 1,000,000   Republic National Bank of New York 5.55%, 12/09/1997 .      989,363
 1,000,000   Union Bank of California 5.51%, 01/26/1998 ...........      982,093
   500,000   Union Bank of California 5.55%, 11/07/1997 ...........      497,148
 1,000,000   Union Bank of California 5.54%, 11/24/1997 ...........      991,690
                                                                      ----------
             TOTAL BANKERS ACCEPTANCES ............................   21,508,715
             (Cost $21,508,715)                                       ----------
Please see the accompanying notes to financial statements.
--------------------------------------------------------------------------------

First Choice Funds Trust                                     [First Choice Logo]
--------------------------------------------------------------------------------

CASH RESERVE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 1997 (CONTINUED)

Principal                                                               Value
  Amount                                                               (Note 2)
---------                                                              --------
U.S. AGENCY OBLIGATIONS (A) - 10.9%

              FEDERAL HOME LOAN MORTGAGE
              CORPORATION DISCOUNT NOTES - 8.1%
$2,270,000   5.43%, 10/07/1997 ...................................  $ 2,267,946
   946,000   5.47%, 10/14/1997 ...................................      944,131
 1,510,000   5.42%, 10/15/1997 ...................................    1,506,820
                                                                    -----------
                                                                      4,718,897
                                                                    -----------

             FEDERAL HOME LOAN BANK
             DISCOUNT NOTES - 2.8%
$1,612,000   5.43%, 11/14/1997 ...................................   $1,601,302
                                                                    -----------

             TOTAL U.S. AGENCY
             OBLIGATIONS .........................................    6,320,199
             (Cost $6,320,199)                                      -----------

TOTAL INVESTMENTS - 100.3% .......................................   58,201,565
(Cost $58,201,565)*                                                 -----------
NET OTHER ASSETS AND LIABILITIES - (0.3%) ........................     (193,578)
                                                                    -----------
TOTAL NET ASSETS - 100.0% ........................................  $58,007,987
                                                                    ===========

*   Aggregate cost for Federal tax purposes.
(A) The rates shown represent annualized yield to maturity at time of purchase.

Please see the accompanying notes to financial statements.
--------------------------------------------------------------------------------

First Choice Funds Trust                                     [First Choice Logo]
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 1997

                                                                                           U. S. Treasury                 Cash
                                                                                            Reserve Fund              Reserve Fund
                                                                                           --------------             ------------
ASSETS:
   Investments at value (Amortized cost $74,573,880
     and $58,201,565, respectively) (Note 2) ................................               $74,573,880               $58,201,565
   Cash .....................................................................                     1,536                      --
   Interest receivable ......................................................                 1,226,042                      --
   Unamortized organization costs (Note 2) ..................................                    51,074                    54,709
   Prepaid expenses .........................................................                     5,747                     6,873
   Receivable from Investment Adviser (Note 4) ..............................                    72,732                    74,316
                                                                                            -----------               -----------
     Total Assets ...........................................................                75,931,011                58,337,463
                                                                                            -----------               -----------
LIABILITIES:
   Payable to Custodian .....................................................                      --                         414
   Dividends payable ........................................................                   265,515                   250,666
   Investment advisory fee payable (Note 4) .................................                     2,715                     2,359
   Administration and accounting fee payable (Note 4) .......................                     5,705                     5,316
   Transfer agent fee payable (Note 4) ......................................                    10,031                     5,426
   Registration and filing fee payable ......................................                    22,901                    17,578
   Trustee fee payable (Note 4) .............................................                     5,308                     4,659
   Accrued expenses and other payables ......................................                    43,232                    43,058
                                                                                            -----------               -----------
     Total Liabilities ......................................................                   355,407                   329,476
                                                                                            -----------               -----------
 NET ASSETS .................................................................               $75,575,604               $58,007,987
                                                                                            -----------               -----------
NET ASSETS consist of:
   Par Value (Note 3) .......................................................               $    75,575               $    58,008
   Paid-in Capital (Note 3) .................................................                75,499,071                57,950,369
   Accumulated undistributed net realized gain (loss)
     on investments sold ....................................................                       958                      (390)
                                                                                            -----------               -----------
   TOTAL NET ASSETS .........................................................               $75,575,604               $58,007,987
                                                                                            ___________               ___________
                                                                                            ___________               ___________
Assets
   Service Class ............................................................               $73,580,674               $57,946,635
   Institutional Class ......................................................                 1,994,930                    61,352
                                                                                            -----------               -----------
   Total ....................................................................               $75,575,604               $58,007,987
                                                                                            ___________               ___________
 Shares Outstanding
   Service Class ............................................................                73,579,703                57,947,025
   Institutional Class ......................................................                 1,994,943                    61,352
                                                                                              _________                __________
     Total ..................................................................                75,574,646                58,008,377
                                                                                            ===========               ===========
 Net Asset Value, offering and redemption price per share
   Service Class ............................................................               $      1.00               $      1.00
                                                                                            ===========               ===========
   Institutional Class ......................................................               $      1.00               $      1.00
                                                                                            ===========               ===========

Please see the accompanying notes to financial statements.

[First Choice Logo]                                     First Choice Funds Trust
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS -- FOR THE PERIOD ENDED SEPTEMBER 30, 1997

                                                                                          U. S. TREASURY                  CASH
                                                                                           RESERVE FUND*              RESERVE FUND**
                                                                                          --------------              -------------
 INVESTMENT INCOME:
   Interest income (Note 2) .................................................               $ 2,959,123               $ 2,103,563
                                                                                             __________                 _________

   EXPENSES:
   Investment advisory fees (Note 4) ........................................                   168,045                   113,162
   Administration fees (Note 4) .............................................                    82,241                    55,140
   Distribution fees - Service Class ........................................                   137,590                    94,336
   Shareholder services fees - Service Class ................................                   137,590                    94,336
   Accounting fees (Note 4) .................................................                    30,427                    22,216
   Custodian fees ...........................................................                    19,543                    15,715
   Legal and audit fees .....................................................                    49,707                    43,419
   Amortization of organization costs (Note 2) ..............................                    12,759                     9,124
   Trustees' fees and expenses (Note 4) .....................................                    24,197                    16,609
   Transfer agent fees (Note 4) .............................................                    21,728                    11,315
   Registration and filing fees .............................................                    48,485                    42,790
   Printing fees ............................................................                    16,845                    11,028
   Miscellaneous and Other Expenses .........................................                     9,896                     9,599
                                                                                            -----------               -----------
   Total Gross Expenses .....................................................                   759,053                   538,789
   Less: Fee waivers and expense reimbursements (Note 4) ....................                  (564,206)                 (406,073)
                                                                                            -----------               -----------
   Total Expenses ...........................................................                   194,847                   132,716
   Less: Custody earnings credits (Note 2) ..................................                      (807)                     (623)
                                                                                            -----------               -----------
   Net Expenses .............................................................                   194,040                   132,093
                                                                                            -----------               -----------
   NET INVESTMENT INCOME ....................................................                 2,765,083                 1,971,470
                                                                                            -----------               -----------
   REALIZED GAIN (LOSS) FROM INVESTMENTS (Note 2):
   Net realized gain (loss) on investments sold .............................                       958                      (390)
                                                                                            -----------               -----------
   NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ................................................               $ 2,766,041               $ 1,971,080
                                                                                            ===========               ===========
--------------------------------------------------------
 *   The Fund commenced operations on October 1, 1996.
**   The Fund commenced operations on January 13, 1997.

Please see the accompanying notes to financial statements.

FIRST CHOICE FUNDS TRUST                                     [First Choice Logo]
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             U. S. TREASURY RESERVE FUND     CASH RESERVE FUND
                                                                             ---------------------------    --------------------
                                                                                 FOR THE PERIOD ENDED       FOR THE PERIOD ENDED
                                                                                  SEPTEMBER 30, 1997*        SEPTEMBER 30, 1997**
                                                                                 --------------------       --------------------
   NET ASSETS AT BEGINNING OF PERIOD ........................................       $    50,000(a)             $    50,000(a)
                                                                                    -----------                -----------

   INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS:
   Net investment income ....................................................         2,765,083                  1,971,470
   Net realized gain (loss) on investments sold .............................               958                       (390)
                                                                                    -----------                -----------
       Net increase in net assets
         resulting from operations ..........................................         2,766,041                  1,971,080
                                                                                    -----------                -----------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income:
      Service Class .........................................................        (2,714,132)                (1,971,126)
      Institutional Class ...................................................           (50,951)                      (344)
                                                                                    -----------                -----------
         Total Distributions to shareholders ................................        (2,765,083)                (1,971,470)
                                                                                    -----------                -----------

   NET INCREASE FROM CAPITAL
      SHARE TRANSACTIONS (NOTE 3) ...........................................        75,524,646                 57,958,377
                                                                                    -----------                -----------

   Net increase in net assets ...............................................        75,525,604                 57,957,987
                                                                                    -----------                -----------

   NET ASSETS AT END OF PERIOD ..............................................       $75,575,604                $58,007,987
                                                                                    ===========                ===========

-------------------------------------------------------------------------------
  *  The Fund commenced operations on October 1, 1996.
 **  The Fund commenced operations on January 13, 1997.
(a)  Amount represents initial sale of shares to the Distributor (original seed money).

Please see the accompanying notes to financial statements.

[First Choice Logo]                                     First Choice Funds Trust
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS -- FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                               U. S. TREASURY RESERVE FUND        CASH RESERVE FUND
                                                               ---------------------------      ---------------------------
                                                                     PERIOD ENDED                        PERIOD ENDED
                                                                  SEPTEMBER 30, 1997(A)             SEPTEMBER 30, 1997(B)
                                                               ---------------------------      ---------------------------
                                                               SERVICE       INSTITUTIONAL      SERVICE       INSTITUTIONAL
                                                                CLASS            CLASS           CLASS            CLASS
                                                               -------          -------          -------          -------
Net Asset Value, beginning of period .....................     $ 1.000          $ 1.000          $ 1.000          $ 1.000
                                                               -------          -------          -------          -------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income .................................       0.049            0.050            0.037            0.038
   Net realized and unrealized
     gain (loss) on investments ..........................       --(c)            --(c)            --(c)            --(c)
                                                               -------          -------          -------          -------
       Total from Investment Operations ..................       0.049            0.050            0.037            0.038

LESS DISTRIBUTIONS:
   Dividends from net investment income ..................      (0.049)          (0.050)          (0.037)          (0.038)
                                                               -------          -------          -------          -------
Net Asset Value, end of period ...........................     $ 1.000          $ 1.000          $ 1.000          $ 1.000
                                                               =======          =======          =======          =======

Total Return .............................................        5.04%            5.08%            3.78%            3.82%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s) .........................     $73,581          $ 1,995          $57,947          $    61
Ratios to average net assets:
   Net investment income .................................        4.93%            4.93%            5.23%(d)         5.23%(d)
   Operating expenses* ...................................        0.35%            0.35%            0.35%(d)         0.35%(d)
   Operating expenses excluding
     reimbursement, waiver and
     custody earnings credits ............................        1.36%            0.86%            1.43%(d)         0.93%(d)
   Net investment income excluding
     reimbursements, waiver and
     custody earnings credits ............................        3.92%            4.42%            4.15%(d)         4.65%(d)

------------------------------------------------------------------------------
     * During the period certain expenses were reduced for credits earned at Custodian bank. If such credits had not occurred, the ratios would have been as indicated. Impact of Custody earnings credits was less than 0.01% and $0.001 per share at
       September 30, 1997.
   (a) The Fund commenced operations on October 1, 1996.
   (b) The Fund commenced operations on January 13, 1997.
   (c) Amounts were less than $0.001 per share.
   (d) Annualized

Please see the accompanying notes to financial statements.

First Choice Funds Trust                                     [First Choice Logo]
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 1997

1. ORGANIZATION

First Choice Funds Trust (the "Trust") is an open-end management investment company established as a Delaware business trust under a Declaration of Trust dated June 5, 1996, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust currently consists of the U.S. Treasury Reserve Fund and the Cash Reserve Fund (individually a "Fund", collectively the "Funds"). Between the date of organization and commencement of operations, the Funds had no operations other than the initial sale of $100,000 of shares to the distributor (original seed money).

The investment objective of the U.S. Treasury Reserve Fund is to provide investors with as high a level of current income as is consistent with liquidity, maximum safety of principal and the maintenance of a stable $1.00 net asset value per share by investing in U.S. Treasury securities. The investment objective of the Cash Reserve Fund is to provide investors with current income, liquidity and the maintenance of a stable $1.00 net asset value per share by investing in high quality, U.S. dollar-denominated short-term obligations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

SECURITIES VALUATION: Securities are valued utilizing the amortized cost method permitted by Rule 2a-7 under the 1940 Act. Under the amortized cost method, a security is initially valued at cost. Each day thereafter, the security value is adjusted on a constant basis for any discount or premium until maturity. Amortized cost approximates market value.

SECURITIES TRANSACTIONS AND RELATED INCOME: Security transactions are accounted for on trade date, the date the security is purchased or sold. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on the straight line method. Gains or losses realized on the sale of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared daily and paid monthly. Distributable net realized capital gains, if any, will be declared and distributed at least annually.

The amount and character of distributions from net investment income and from net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

FEDERAL INCOME TAXES: It is the policy of each Fund to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code. It is also the policy of the Funds to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

ORGANIZATION COSTS: Costs incurred by the Trust in connection with its organization and registration of shares have been deferred and are being amortized using the straight-line method over a period of five years from the commencement of Fund operations. In the event that any of the initial shares of the Funds are redeemed during the amortization period by any holder thereof, the redemption proceeds will be reduced by any unamortized organizational costs of the Trust in the same proportion as the number of said shares of the Fund being redeemed bears to the number of initial shares of that Fund that are outstanding at the time of redemption.

EXPENSES: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to a Fund are charged to the Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds.

In addition, expenses of a Fund not directly attributable to the operations of a particular class of shares of the Fund are allocated to the separate class based upon the net assets of each class. Operating expenses directly attribtuable to a class of shares of a Fund are charged to the operations of that class.

OTHER: Each Fund maintains a cash balance with its custodian and receives a reduction of their custody fees and expenses for the amounts earned on such uninvested cash balance. For the period ended September 30, 1997, custodian fees were reduced by $807 and $623 for the U.S. Treasury Reserve Fund and the Cash Reserve Fund, respectively.

3. SHARES OF BENEFICIAL INTEREST

The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares, each with a par value of $0.001. Shares of the Trust are currently classified into two classes of shares - the Institituional Class and the Service Class. Each share represents an equal proportionate interest in the respective Fund, bears the same fees and expenses (except the Fund's Service Class Shares are subject to a Rule 12b-1 fee and a Shareholder Service fee) and are entitled to such dividends and distributions of income earned as are declared at the discretion of the Trust's Board of Trustees.

The following is a summary of transactions in portfolio shares, by class for each Fund, for the period ended September 30, 1997:

DOLLAR AMOUNTS AND SHARE ACTIVITY:
                                         U.S. TREASURY       CASH RESERVE
                                         RESERVE FUND*           FUND*
                                         -------------       -------------
   SERVICE SHARES
    Net proceeds from sale
      of shares ...................      $ 214,827,431       $ 185,569,980
    Issued to shareholders in
       reinvestment of dividends ..              2,468               1,858
    Cost of shares repurchased ....       (141,299,196)       (127,673,813)
                                         -------------       -------------
    Net change resulting from
       Fund share transactions ....      $  73,530,703       $  57,898,025
                                         =============       =============

   INSTITUTIONAL SHARES
   Net proceeds from sale
      of shares ...................      $   1,943,095       $      60,000
    Issued to shareholders as
       reinvestment of dividends ..             50,848                 352
    Cost of shares repurchased ....               --                  --
                                         -------------       -------------
    Net change resulting from
       Fund share transactions ....      $   1,993,943       $      60,352
                                         =============       =============

----------
 * The U.S. Treasury Fund commenced operations on October 1, 1996. The Cash Reserve Fund commenced operations on January 13, 1997.

4. INVESTMENT ADVISORY, ADMINISTRATION, SHAREHOLDER SERVICES, DISTRIBUTION AND OTHER FEES

Investment advisory services are provided to the Funds by First American Capital Management, Inc. ("First American"). Under the terms of the investment advisory agreement, First American is entitled to receive fees, calculated daily and payable monthly at the annual rate of of 0.30% of the average daily net assets of each Fund.

First Data Investor Services Group, Inc. ("Investor Service Group"), a wholly-owned subsidiary of First Data Corporation, serves the Trust as Administrator. In addition, Investor Services Group also provides certain fund accounting and transfer agency services.

First Data Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of Investor Services Group and an indirect wholly-owned subsidiary of First Data Corporation, serves as distributor of the Funds. The Distributor receives fees for providing distribution services under the Distribution Service Plan (the "Plan") pursuant to Rule 12b-1 of the 1940 Act with respect to the Service Class. Under the Plan each Fund pays the Distributor a fee not to exceed 0.25%, on an annual basis, of the average daily net assets of each Fund for payments made to banks, broker/dealers and other institutions, including affiliates of the Adviser, and for expenses the Distributor and any of its affiliates or subsidiaries incur for providing distribution or shareholder service assistance.

Prior to September 22, 1997, BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS L.P."), a subsidiary of The BISYS Group, Inc. served the Trust as Administrator. BISYS L.P. received fees on an annualized basis of 0.15% computed daily as a percentage of the average daily net assets of each Fund. Also, prior to September 22, 1997, BISYS Fund Services, also a subsidiary of The BISYS Group, Inc. served each Fund as transfer agent and fund accountant.

The Trust may contract with various banks, trust companies, broker/dealers, or other financial organizations (collectively, the "Service Organizations") to provide certain administrative services for the Service Class shares of each Fund, such as maintaining shareholder accounts and records. The Service Class shares of the Funds may pay Shareholder Servicing fees to Service Organizations in amounts up to 0.25% of the average daily net assets of the Service Class shares owned by shareholders serviced by the Service Organizations.

Certain officers of the Trust are affiliated with Investor Services Group and/or First American. Such officers are not paid any fees directly by the Funds for serving as officers of the Trust.Trustees of the Trust not affiliated with Investor Services Group and/or First American receive from the Trust an annual retainer of $1,000 and a fee of $1,000 for each Board of Trustees meeting and $1,000 for each Board committee meeting of the Trust attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

Fees may be voluntarily waived or reimbursed to assist the Funds in maintaining competitive expense ratios. Information regarding these transaction are as follows for the period ended September 30, 1997:
                                                    U.S. TREASURY   CASH RESERVE
                                                    RESERVE FUND*       FUND*
                                                    -------------   ------------
   INVESTMENT ADVISORY FEES:
   Voluntary fee waived ...........................    $146,252       $100,521
   Voluntary fee reimbursed .......................    $ 72,732       $ 74,316
   ADMINISTRATION FEES:
   Voluntary fee waived
     BISYS L.P. ...................................    $ 70,042       $ 42,564
   DISTRIBUTION FEES (SERVICE CLASS):
   Voluntary fee waived ...........................    $137,590       $ 94,336
   Shareholder Servicing Fees (Service Class):
   Voluntary fee waived ...........................    $137,590       $ 94,336

-------------------------------------------------------------------------------
 * The U.S. Treasury Fund commenced operations on October 1, 1996. The Cash Reserve Fund commenced operations on January 13, 1997.

First Choice Funds Trust                                     [First Choice Logo]
-------------------------------------------------------------------------------
                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders
of the First Choice Funds Trust

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the U.S. Treasury Reserve Fund and Cash Reserve Fund, (each a series of the First Choice Funds Trust, hereafter referred to as the "Trust") at September 30, 1997, and the results of its operations, the changes in its net assets, and the financial highlights for the period October 1, 1996 (commencement of operations) through September 30, 1997 for the U.S. Treasury Reserve Fund, and January 13, 1997 (commencement of operations) through September 30, 1997 for the Cash Reserve Fund, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at September 30, 1997 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
Boston, Massachusetts
November 7, 1997

[First Choice Logo]                                     First Choice Funds Trust
--------------------------------------------------------------------------------
                               INVESTMENT ADVISER
                     First American Capital Management, Inc.
                              567 San Nicolas Drive
                                    Suite 101
                         Newport Beach, California 92660

                                  ADMINISTRATOR
                    First Data Investor Services Group, Inc.
                               4400 Computer Drive
                        Westborough, Massachusetts 01581

                                   DISTRIBUTOR
                          First Data Distributors, Inc.
                               4400 Computer Drive
                        Westborough, Massachusetts 01581

                                    CUSTODIAN
                        Investors Fiduciary Trust Company
                                801 Pennsylvania
                           Kansas City, Missouri 64105

                                     COUNSEL
                                Baker & McKenzie
                                805 Third Avenue
                            New York, New York 10022

                             INDEPENDENT ACCOUNTANTS
                              Price Waterhouse LLP
                               160 Federal Street
                           Boston, Massachusetts 02110